Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,500,008.89
Previously Paid Amount	1,588.15
Total Fee Amount	1,588.15
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A